UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3 100 Mulberry Street Newark, New Jersey 07102

Name and address of agent for service:	Jonathan Shain Gateway Center 3 100 Mulberry Street Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	December 31, 2003

Date of reporting period:	June 30, 2003

Item 1 — Reports to Stockholders

[SHAREHOLDER REPORT TO BE INSERTED HERE IN THE EDGAR VERSION]

The Prudential Insurance Company of America

751 Broad Street, Newark, NJ 07102-3777

IFS-A073249 SAR Ed. 08/31/2003

TABLE OF CONTENTS

Letter to Planholders

■ FINANCIAL REPORTS

A1 Financial Statements

B1 Schedule of Investments

C1 Notes to Financial Statements

D1 Financial Highlights

PERFORMANCE SUMMARY AS OF JUNE 30, 2003

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	10-Year

Prudential’s Gibraltar Fund, Inc.	11.42	–3.14	–14.68	1.43	8.73

S&P 500 Index	11.75	0.25	–11.19	–1.61	10.04

Lipper (VIP) Large-Cap Core Funds Average	10.77	–1.36	–12.56	–2.66	7.73

Prudential’s Gibraltar Fund, Inc. inception date: 3/14/1968.

Prudential’s Financial Security Program is the only account investing in Prudential’s Gibraltar Fund, Inc.

Past performance is not indicative of future results. Portfolio performance is net of investment fees and fund expenses, but not product charges. If product charges were included, the performance quoted would be significantly lower. Six-month returns are not annualized.

The S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market.

The Lipper (VIP) Large-Cap Core Funds Average is calculated by Lipper Analytical Services, Inc., and reflects the investment return of certain portfolios underlying variable life and annuity products. These returns are net of investment fees and fund expenses, but not product charges.

Investors cannot invest directly in an index or average.

Source: Prudential Investments LLC and Lipper Inc.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. The prospectus contains more information about Prudential’s Gibraltar Fund, Inc. and the variable annuity, including all charges and expenses, and should be read carefully before investing or sending money. Prudential’s Gibraltar Fund, Inc. is distributed by Prudential Investment Management Services LLC, Gateway Center Three, 14th Floor, Newark, NJ, 07102-4077, a Prudential Financial company and member SIPC.

The accompanying financial statements as of June 30, 2003, were not audited and accordingly, no opinion is expressed on them.

Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Important Privacy Information and Choices

Please read this Notice. It is from the Prudential Financial companies listed on the next page, and it applies to your relationships with us. It describes how we handle information about you, how we protect it, and the choices you have.

Information We Collect

We collect information about you so we can serve you and offer products to you.

It includes information:

•        You give us (such as name, address, Social Security number, income).

•        About the Prudential products you have (such as the kinds of products you have with us, account balances, amount of insurance).

•        Others give us (such as medical information for life insurance applications, credit worthiness information from credit reports, employee identifying information for group products, such as Social Security number).

•        From visits to our websites (such as data from web forms, site visit data, and data from web (“cookies”).

We call this information “customer data”.

Protecting Customer Information

The only persons who are authorized to have access to customer data are those who need it to do their jobs. They must protect it and keep it confidential. We maintain physical, electronic, and procedural safeguards that comply with federal and state regulations to protect customer data.

Sharing Information Inside Prudential

We may share the customer data described above with other Prudential Financial businesses, such as our insurance companies and agencies, our broker-dealers, and our banks. We may share it to serve you or maintain your account, or so our companies can tell you about other products or services.

Other Reasons Information Is Shared

We may share the customer data described above with other companies that perform services for us or on our behalf. This includes firms that provide mailing or marketing services for us, or develop and maintain software for us. We may also share it with financial firms outside Prudential, such as banks or securities brokers or dealers, when we have agreements to jointly sponsor or offer other financial products. We do this only if the applicable federal or state law allows the disclosure. Medical and driving record information is never shared for this purpose. We may disclose it as permitted or required by law, for example, to law enforcement officials, in response to subpoenas, to regulators, or to prevent fraud.

Employers and others have relationships with us to provide services in connection with benefits that they provide for their employees or members, for example, group insurance policies or 401(k) plans. They may limit our sharing of customer data about their employees or members. When they do, we honor those restrictions.

It’s Your Choice

We may share customer data within the Prudential family to tell you about other Prudential products and services. We may also share it with non-Prudential firms to jointly sponsor or offer other financial products. Customers tell us they want this information. If you don’t want us to share customer data about you for those offers, please let us know. We call this “opting out.”

We may mail information about other products or services to you, or we may call you to tell you about them. If you would rather not receive information in these ways, please tell us.

You can do that using the attached form. Mail it to the address or call us at the toll-free number provided. We will process your request as quickly as possible. It may take us four to six weeks in some cases for marketing campaigns that have already started.

If you ask to be removed from our mailing lists for corporate offers, we will continue to send you information about your policies and accounts. We may include inserts about other products or services in these mailings. Opting out will not affect your relationship with your Prudential Professional.

We are mailing this Notice to the address we have for you. If there is more than one owner of a product or account, we send this Notice to the same address that we use to mail statements. Each owner may opt out for himself or herself, and may also opt out for the other owners.

The law requires us to send Notices at least once a year. If you have more than one Prudential product or service, you may receive multiple copies of this Notice. If you do choose to opt out, you only need to tell us once. We will honor your choices until you tell us to change them.

Former Customers

If your relationship with us ends, we will continue to handle information about you as this Notice describes.

To Reach Us, Write or Call

Prudential—Customer Privacy

P.O. Box 10389

Van Nuys, CA 91410-0389

(800) 236-6848

Prudential, Prudential Financial and the Prudential Financial logo are service marks of The Prudential Insurance Company of America, Newark, NJ and its affiliates.

The Prudential Insurance Company of America

751 Broad Street, Newark, NJ 07102-3777

Your Financial Security, Your Satisfaction & Your Privacy Privacy 0004 Ed. 06/2003

Many Prudential Financial companies are required to send privacy notices to their customers.

This notice is being provided to customers of the Prudential Financial companies listed below:

Insurance Companies and Agencies

Prudential Insurance Company of America, The

Prudential Property and Casualty Insurance Company

Prudential Commercial Insurance Company

Prudential Commercial Insurance Company of Delaware, The

Prudential Commercial Insurance Company of New Jersey, The

Prudential Direct Insurance Agency of Texas, Inc.

Prudential Direct Insurance Agency of Alabama, Inc.

Prudential Direct Insurance Agency of Massachusetts, Inc.

Prudential Direct Insurance Agency of New Mexico, Inc.

Prudential Direct Insurance Agency of Ohio, Inc.

Prudential Direct Insurance Agency of Wyoming, Inc.

Prudential Direct, Inc.

Prudential General Agency of Ohio, Inc.

Prudential General Insurance Agency of Florida, Inc.

Prudential General Insurance Agency of Kentucky, Inc.

Prudential General Insurance Agency of Massachusetts, Inc.

Prudential General Insurance Agency of Mississippi, Inc.

Prudential General Insurance Agency of Nevada, Inc.

Prudential General Insurance Agency of New Mexico, Inc.

Prudential General Insurance Agency of Texas, Inc.

Prudential General Insurance Agency of Wyoming, Inc.

Prudential General Insurance Company

Prudential General Insurance Company of New Jersey, The

Prudential Insurance Brokerage, Inc.

Prudential Property and Casualty General Agency, Inc.

Prudential Property and Casualty Insurance Company of

New Jersey, The

Prudential Property and Casualty New Jersey Insurance

Brokerage, Inc., The

Prudential Select Life Insurance Company of America

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

Hochman & Baker Insurance Services, Inc.

Merastar Insurance Company

Quick-Sure Auto Agency, Inc.

Titan Auto Agency, Inc.

Titan Auto Insurance

Titan Auto Insurance of Arizona, Inc.

Titan Auto Insurance of New Mexico, Inc.

Titan Auto Insurance of Pennsylvania, Inc.

Titan Auto Insurance, Inc.

Titan Indemnity Company

Titan Insurance Company

Titan Insurance Services, Inc.

Titan National Auto Call Center, Inc.

Victoria Automobile Insurance Company

Victoria Fire & Casualty Company

Victoria Insurance Agency

Victoria National Insurance Company

Victoria Select Insurance Company

Victoria Specialty Insurance Company

W.I. of Florida, Inc.

WHI of New York, Inc.

Whitehall Insurance Agency of Texas, Inc.

Whitehall of Indiana, Inc

Broker-Dealers and Registered Investment Advisers

Hochman & Baker Investment Advisory Services, Inc.

Hochman & Baker Securities, Inc.

Jennison Associates LLC

Pruco Securities Corporation

Prudential Asset Management Company

Prudential Equity Investors, Inc.

Prudential Investment Management, Inc.

Prudential Investment Management Services LLC

Prudential Investments LLC

Prudential Securities Futures Management Inc.

Prudential Equity Group, Inc.

Seaport Futures Management, Inc.

Bank and Trust Companies

Prudential Bank and Trust Company, The

Prudential Savings Bank, F.S.B., The

Prudential Trust Company

Investment Companies and Other Investment Vehicles

Cash Accumulation Trust

COMMAND Mutual Funds

High Yield Income Fund, Inc., The

JennisonDryden Mutual Funds

MoneyMart Assets, Inc.

Nicholas-Applegate Fund, Inc.

Prudential Capital Partners, L.P.

Prudential Equity Investors III, L.P.

Prudential Institutional Liquidity Portfolio, Inc.

Special Money Market Fund, Inc.

Strategic Partners Mutual Funds

Target Portfolio Trust, The

Your Privacy Preference

Check each box according to your preference:

☐	Do not share customer data about me within the Prudential family to offer me products or services, or with other financial firms to jointly offer me products or services.
☐	Do not send me separate offers by mail for products or services.
☐	Do not call me at the telephone number below to tell me about products and services.

Mail or call:	Prudential—Customer Privacy P.O. Box 10389 Van Nuys, CA 91410-0389 (800) 236-6848

The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777	Your Financial Security, Your Satisfaction & Your Privacy Privacy 0004 Ed. 06/2003

Prudential’s Gibraltar Fund, Inc.	Semiannual Report	June 30, 2003

LETTER TO PLANHOLDERS

■ DEAR PLANHOLDER

A more optimistic tone characterized the financial markets in the second quarter of 2003. In fact, it was the best quarter in 4 1/2 years for both the U.S. stock market and markets outside the United States, even as the long-standing bond market rally persisted.

The market rallies were very welcome after the long bear market. In general, investors should expect both good and bad markets within any extended time span. Good financial planning takes this into account by diversifying your portfolio with an asset allocation that is appropriate to your stage in life and your tolerance for the possibility of loss.

A financial professional can help you create a complete picture of the potential demands on your resources. Moreover, financial professionals are familiar with the long-term returns and historical volatility of various asset classes. Together, you and your financial professional can plan an investment program that takes into account your reasons for investing, the time you have to reach your goals, and the amount of risk you feel comfortable assuming.

On behalf of Prudential Financial, I would like to thank you for your confidence in our products. We look forward to continuing to serve your investment needs.

Sincerely,

David R. Odenath, Jr.

President,

Prudential’s Gibraltar Fund, Inc.

July 31, 2003

PRESIDENT DAVID R. ODENATH, JR.

PRUDENTIAL'S GIBRALTAR FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $203,919,013)	$210,722,055
Cash	32
Receivable for investments sold	2,366,166
Interest and dividends receivable	120,427

Total assets	213,208,680

LIABILITIES
Payable for investments purchased	2,216,138
Management fee payable	99,114
Accrued expenses and other liabilities	33,363
Withholding tax payable	3,640

Total liabilities	2,352,255

NET ASSETS	$210,856,425

Net assets were comprised of:
Common stock, at $1 par value	$33,254,331
Paid-in capital, in excess of par	273,657,114

306,911,445
Undistributed net investment income	485,320
Accumulated net realized loss on investments	(103,343,382)
Net unrealized appreciation on investments	6,803,042

Net assets, June 30, 2003	$210,856,425

Net asset value and redemption price per share, 33,254,331 outstanding shares of common stock (authorized 150,000,000 shares)	$6.34

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $28,848 foreign withholding tax)	$1,063,402
Interest	48,996

1,112,398

EXPENSES
Management fee	553,198
Custodian’s fees and expenses	46,000
Directors’ fees	15,000
Audit fee	13,600
Legal fees and expenses	5,700
Miscellaneous	297

Total expenses	633,795
Less: custodian fee credit	(244)

Net expenses	633,551

NET INVESTMENT INCOME	478,847

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(11,400,312)
Net change in unrealized appreciation (depreciation) on investments	33,227,154

NET GAIN ON INVESTMENTS	21,826,842

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,305,689

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$478,847	$2,150,935
Net realized loss on investments	(11,400,312)	(50,855,030)
Net change in unrealized appreciation (depreciation) on investments	33,227,154	(27,117,546)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,305,689	(75,821,641)

DIVIDENDS:
Dividends from net investment income	—	(2,142,494)

CAPITAL STOCK TRANSACTIONS:(a)
Capital stock issued in reinvestment of dividends	—	2,114,176
Capital stock repurchased	(11,659,618)	(21,907,815)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(11,659,618)	(19,793,639)

TOTAL (INCREASE) DECREASE IN NET ASSETS	10,646,071	(97,757,774)
NET ASSETS:
Beginning of period	200,210,354	297,968,128

End of period (b)	$210,856,425	$200,210,354

(a) TRANSACTIONS IN SHARES OF COMMON STOCK:
Shares issued in reinvestment of dividends	—	344,382
Shares repurchased	(1,952,290)	(3,366,820)

NET DECREASE IN SHARES OUTSTANDING	(1,952,290)	(3,022,438)

(b) Includes undistributed net investment income of:	$485,320	$6,473

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PRUDENTIAL’S GIBRALTAR FUND, INC.

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 96.4%		Value (Note 1)
COMMON STOCKS	Shares
Automobiles — 0.9%
Harley-Davidson, Inc.	49,900	$1,989,014

Biotechnology — 5.8%
Amgen, Inc.(a)	136,800	9,088,992
Gilead Sciences, Inc.(a)	55,400	3,079,132

		12,168,124

Capital Markets — 4.5%
Goldman Sachs Group, Inc.	46,700	3,911,125
Merrill Lynch & Co., Inc.	118,700	5,540,916

		9,452,041

Commercial Banks — 1.0%
Bank One Corp.	59,500	2,212,210

Communications Equipment — 5.9%
Cisco Systems, Inc.(a)	470,000	7,844,300
Nokia Oyj, ADR (Finland)	278,200	4,570,826

		12,415,126

Computers & Peripherals — 6.8%
Dell Computer Corp.(a)	159,800	5,107,208
Hewlett-Packard Co.	215,200	4,583,760
International Business Machines Corp. (IBM)	56,500	4,661,250

		14,352,218

Consumer Finance — 3.4%
American Express Co.	143,600	6,003,916
SLM Corp.	27,600	1,081,092

		7,085,008

Diversified Financial Services — 1.7%
Citigroup, Inc.	82,266	3,520,985

Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.(a)	64,600	1,262,930

Energy Equipment & Services — 2.3%
Transocean, Inc.(a)	160,500	3,526,185
Weatherford International, Ltd. (Bermuda)(a)	31,700	1,328,230

		4,854,415

Food and Staples Retailing — 3.6%
Wal-Mart Stores, Inc.	113,200	6,075,444
Whole Foods Market, Inc.(a)	32,900	1,563,737

		7,639,181

Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp.(a)	39,400	2,407,340
Medtronic, Inc.	46,300	2,221,011

		4,628,351

Hotels Restaurants & Leisure — 3.4%
Marriott International, Inc. (Class “A” Stock)	62,100	2,385,882
Starbucks Corp.(a)	195,600	4,796,112

		7,181,994

Industrial Conglomerates — 2.5%
3M Co.	40,400	5,210,792

COMMON STOCKS (Continued)	Shares	Value (Note 1)
Insurance — 4.7%
American International Group, Inc.	76,390	$4,215,200
Loews Corp.	98,800	4,672,252
XL Capital, Ltd. (Class “A” Stock) (Cayman Islands)	12,700	1,054,100

		9,941,552

Internet & Catalog Retail — 1.0%
eBay, Inc.(a)	20,700	2,156,526

IT Services — 1.9%
First Data Corp.	64,200	2,660,448
Paychex, Inc.	43,300	1,269,123

		3,929,571

Media — 7.9%
Clear Channel Communications, Inc.(a)	51,700	2,191,563
New York Times Co. (The) (Class “A” Stock)	35,000	1,592,500
Omnicom Group, Inc.	38,700	2,774,790
Univision Communications, Inc. (Class “A” Stock)(a)	86,700	2,635,680
Viacom, Inc. (Class “B” Stock)(a)	169,066	7,381,422

		16,575,955

Oil & Gas — 2.6%
Total Fina Elf SA, ADR (France)	72,000	5,457,600

Personal Products — 1.1%
Avon Products, Inc.	37,200	2,313,840

Pharmaceuticals — 9.1%
Abbott Laboratories	106,600	4,664,816
Allergan, Inc.	37,400	2,883,540
AstraZeneca PLC, ADR (United Kingdom)	56,500	2,303,505
Forest Laboratories, Inc.(a)	58,200	3,186,450
Johnson & Johnson	49,200	2,543,640
Pfizer, Inc.	105,622	3,606,991

		19,188,942

Semiconductor Equipment & Products — 13.3%
Altera Corp.(a)	247,200	4,054,080
Analog Devices, Inc.(a)	44,800	1,559,936
Applied Materials, Inc.(a)	236,100	3,744,546
ASML Holding NV, NY Shares (Netherlands)(a)	136,200	1,302,072
Intel Corp.	346,100	7,193,342
KLA-Tencor Corp.(a)	69,900	3,249,651
Novellus Systems, Inc.(a)	92,800	3,398,429
Texas Instruments, Inc.	205,800	3,622,080

		28,124,136

Software — 5.1%
Microsoft Corp.	292,500	7,490,925
SAP AG, ADR (Germany)	114,100	3,334,002

		10,824,927

Specialty Retail — 3.0%
Bed Bath & Beyond, Inc.(a)	136,700	5,305,327
CarMax, Inc.(a)	35,600	1,073,340

		6,378,667

SEE NOTES TO FINANCIAL STATEMENTS.

B1

PRUDENTIAL’S GIBRALTAR FUND, INC. (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 1)
Wireless Telecommunication Services — 2.1%
Vodafone Group PLC, ADR (United Kingdom)	223,000	$4,381,950

TOTAL LONG-TERM INVESTMENTS (cost $196,443,013)		203,246,055

SHORT-TERM INVESTMENT — 3.5%

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)
Commercial Paper
General Electric Capital Corp. (cost $7,476,000)
1.20%	7/1/03	P-1	$7,476	7,476,000

TOTAL INVESTMENTS — 99.9% (cost $203,919,013; Note 4)				210,722,055
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%				134,370

NET ASSETS — 100%				$210,856,425

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

B2

NOTES TO THE FINANCIAL STATEMENTS OF

PRUDENTIAL’S GIBRALTAR FUND, INC.

(Unaudited)

General

Prudential’s Gibraltar Fund, Inc. (the “Fund”) was originally incorporated in the State of Delaware on March 14, 1968 and was reincorporated in the State of Maryland effective May 1, 1997. It is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The investment objective of the fund is growth of capital to the extent compatible with a concern for preservation of principal by investing in common stocks and other securities convertible into common stock. The Fund was organized by The Prudential Insurance Company of America (“PICA”) to serve as the investment medium for the variable contract accounts of The Prudential Financial Security Program (“FSP”). The Fund does not sell its shares to the public. The accounts will redeem shares of the Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Note 1:	Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with Jennison Associates LLC (“Jennison” or “Subadviser”), to be over-the-counter, are valued by an independent pricing agent or principal market maker.

Short-term securities which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Repurchase Agreements:    In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Custody Fee Credits:    The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying statement of operations.

Dividends and Distributions:    Dividends from net investment income are declared and paid semi-annually. The Fund will distribute at least annually net capital gains in excess of capital loss carryforwards, if any. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and net realized capital gains of the Fund will normally be declared and reinvested in additional full and fractional shares. Some dividends may be paid in cash.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes:    It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

C1

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Note 2:	Management Fee and Other Transactions with Affiliates

Management Fee:    The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of Jennison, compensation of officers of the Fund, costs related to shareholder reporting, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of 0.55 of 1% of the Fund’s average daily net assets.

PI, PICA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.

Note 3:	Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2003 aggregated $72,894,119 and $79,493,191, respectively.

Note 4:	Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2002 of approximately $81,527,000 of which, $26,559,000 expires in 2009 and $54,968,000 expires in 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The Fund elected for federal income tax purposes, to treat net capital losses of approximately $5,177,000 incurred in the period November 1, 2002 through December 31, 2002, as having occurred in the current fiscal year.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2003 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$205,315,818	$14,139,339	$(8,733,102)	$5,406,237

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

C2

Financial Highlights

(Unaudited)

	Prudential's Gibraltar Fund, Inc.
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.69		$7.79	$9.99	$15.67	$12.43	$10.95

Income From Investment Operations:
Net investment income	0.01		0.06	0.08	0.09	0.10	0.12
Net realized and unrealized gains (losses) on investments	0.64		(2.10)	(1.69)	0.25	4.57	2.61

Total from investment operations	0.65		(2.04)	(1.61)	0.34	4.67	2.73

Less Dividends & Distributions:
Dividends from net investment income	—		(0.06)	(0.08)	(0.09)	(0.09)	(0.12)
Distributions from net realized gains	—		—	(0.05)	(5.93)	(1.34)	(1.13)
Tax return of capital distributions	—		—	(0.46)	—	—	—

Total distributions	—		(0.06)	(0.59)	(6.02)	(1.43)	(1.25)

Net Asset Value, end of period	$6.34		$5.69	$7.79	$9.99	$15.67	$12.43

Total Investment Return(a)	11.42%		(26.23)%	(16.45)%	1.59%	38.92%	25.89%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$210.9		$200.2	$298.0	$423.5	$451.3	$362.5
Ratios to average net assets:
Expenses	0.63	%(b)	0.23%	0.13%	0.13%	0.13%	0.13%
Net investment income	0.48	%(b)	0.87%	0.87%	0.57%	0.63%	0.96%
Portfolio turnover rate	38	%(c)	89%	69%	82%	39%	105%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Prudential’s Gibraltar Fund, Inc.	Semiannual Report	June 30, 2003

BOARD OF DIRECTORS

Saul K. Fenster, Ph.D.

President Emeritus,

New Jersey Institute of Technology

Delayne Dedrick Gold

Marketing Consultant

Robert F. Gunia

Executive Vice President and

Chief Administrative Officer,

Prudential Investments LLC

W. Scott McDonald, Jr., Ph.D.

Vice President,

Kaludis Consulting Group, Inc.

Thomas T. Mooney

Chief Executive Officer,

The Rochester Business Alliance

Thomas M. O’Brien

President and Chief Executive Officer,

Atlantic Bank of New York

David R. Odenath, Jr.

Senior Vice President,

The Prudential Insurance Company of America

John A. Pileski

Retired Tax Partner,

KPMG, LLP

F. Don Schwartz

Management Consultant

Louis A. Weil, III

Former Chairman, President, and Chief Executive Officer,

Central Newspapers, Inc.

This report is not authorized for distribution unless preceded or accompanied by a current prospectus. The prospectus contains complete information regarding risks, charges, and expenses, and should be read carefully before you invest or send money.

Variable annuities contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. For costs and complete details, refer to the prospectus or contact your licensed financial professional.

For service-related questions, please contact the Annuity Service Center at (888) 778-2888.

The 2002 Audited Financial Statements of The Prudential Insurance Company of America are now available. You may call (888) 778-2888 to obtain a free copy of the Audited Financial Statements.

Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Item 2 — Code of Ethics — Not required in this filing

Item 3 — Audit Committee Financial Expert — Not required in this filing

Item 4 — Principal Accountant Fees and Services — Not required in this filing

Item 5 — Reserved

Item 6 — Reserved

Item 7 — Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies — Not required in this filing

Item 8 — Reserved

Item 9 — Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 — Exhibits

(a)	Code of Ethics — Not required in this filing

(b)	Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential’s Gibraltar Fund, Inc.

By:	/s/ Jonathan D. Shain
Jonathan D. Shain Secretary

Date: August 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date: August 26, 2003

By:	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date: August 26, 2003